Investments in associates and joint ventures - Summary balance sheet of Moet Hennessy (Details) £ in Millions	Jun. 30, 2023 GBP (£) € / £	Jun. 30, 2022 GBP (£) € / £
Disclosure of associates [line items]
Non-current assets	£ 23,222	£ 23,582
Current assets	12,399	12,934
Total assets	35,621	36,516
Non-current liabilities	(18,715)	(18,560)
Current liabilities	(7,614)	(8,442)
Total liabilities	(26,329)	(27,002)
Net assets	9,292	9,514
Moet Hennessy
Disclosure of associates [line items]
Non-current assets	6,774	5,957
Current assets	9,155	8,447
Total assets	15,929	14,404
Non-current liabilities	(2,108)	(1,791)
Current liabilities	(3,160)	(2,415)
Total liabilities	(5,268)	(4,206)
Net assets	£ 10,661	£ 10,198
Fair value | Moet Hennessy
Disclosure of associates [line items]
Closing foreign exchange rate | € / £	1.17	1.16